THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS

July 31, 2025 (unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK
CHINA — “A” SHARES
Banks — 5.3%
China Merchants Bank Co., Ltd. — A	1,370,447		$8,448,497
Beverages — 3.3%
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. — A	54,600		1,352,079
Wuliangye Yibin Co., Ltd. — A	224,496		3,762,379
			5,114,458
Capital Markets — 1.6%
East Money Information Co., Ltd. — A	589,160		1,889,760
Hithink RoyalFlush Information Network Co., Ltd. — A	15,900		621,568
			2,511,328
Communications Equipment — 1.9%
Suzhou TFC Optical Communication Co., Ltd. — A	203,616		2,951,755
Electrical Equipment — 3.9%
Contemporary Amperex Technology Co., Ltd. — A	73,940		2,705,300
Hongfa Technology Co., Ltd. — A	549,640		1,868,011
Sungrow Power Supply Co., Ltd. — A	161,900		1,612,398
			6,185,709
Electronic Equipment, Instruments & Components — 2.7%
Foxconn Industrial Internet Co., Ltd. — A	552,200		2,622,103
Wingtech Technology Co., Ltd. — A	300,200		1,533,530
			4,155,633
Health Care Providers & Services — 0.2%
Aier Eye Hospital Group Co., Ltd. — A	179,500		318,551
Household Durables — 1.4%
Midea Group Co., Ltd. — A	229,729		2,232,405
Life Sciences Tools & Services — 2.1%
WuXi AppTec Co., Ltd. — A	250,700		3,331,333
Machinery — 2.3%
Neway Valve Suzhou Co., Ltd. — A	569,400		2,271,888
Yutong Bus Co., Ltd. — A	370,600		1,279,919
			3,551,807
Media — 0.5%
Focus Media Information Technology Co., Ltd. — A	684,000		710,929
Metals & Mining — 1.1%
CMOC Group, Ltd. — A	1,330,100		1,649,431
Pharmaceuticals — 0.5%
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. — A	176,510		765,718
Semiconductors & Semiconductor Equipment — 3.4%
Cambricon Technologies Corp., Ltd. — A*	10,677		1,045,978
NAURA Technology Group Co., Ltd. — A	12,152		563,310
OmniVision Integrated Circuits Group, Inc. — A	221,200		3,704,636
			5,313,924
TOTAL CHINA — “A” SHARES — (Cost $42,545,008)		30.2%	47,241,478

See notes to schedule of investments.

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THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

July 31, 2025 (unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
COMMON STOCK (continued)
HONG KONG
Air Freight & Logistics — 1.2%
JD Logistics, Inc. 144A*	1,068,500	$1,856,484
Biotechnology — 2.0%
Innovent Biologics, Inc. 144A*	248,500	3,101,277
Broadline Retail — 11.2%
Alibaba Group Holding, Ltd.	595,408	8,842,237
JD.com, Inc.	329,804	5,183,539
PDD Holdings, Inc. ADR*	31,411	3,563,578
		17,589,354
Capital Markets — 1.2%
Hong Kong Exchanges & Clearing, Ltd.	33,800	1,829,583
Communications Equipment — 0.7%
BYD Electronic International Co., Ltd.	251,000	1,047,218
Consumer Finance — 1.0%
Qifu Technology, Inc. ADR	45,699	1,568,847
Entertainment — 2.0%
Maoyan Entertainment 144A	765,000	758,580
NetEase, Inc.	66,200	1,723,089
Tencent Music Entertainment Group ADR	32,049	672,709
		3,154,378
Ground Transportation — 2.5%
DiDi Global, Inc. ADR*	775,141	3,898,959
Hotels, Restaurants & Leisure — 4.6%
Galaxy Entertainment Group, Ltd.	527,000	2,576,123
Luckin Coffee, Inc. ADR*	12,416	456,412
Meituan 144A*	192,050	2,965,180
Trip.com Group, Ltd. ADR	19,629	1,216,017
		7,213,732
Household Durables — 1.2%
Man Wah Holdings, Ltd.	3,216,000	1,810,706
Interactive Media & Services — 13.5%
Baidu, Inc.*	90,150	979,439
Kuaishou Technology 144A*	370,600	3,624,047
Tencent Holdings, Ltd.	236,200	16,555,569
		21,159,055
Real Estate Management & Development — 3.4%
China Overseas Grand Oceans Group, Ltd.	1,198,000	295,989
China Overseas Property Holdings, Ltd.	2,005,000	1,378,973
CIFI Holdings Group Co., Ltd.*	10,294,968	346,952
KE Holdings, Inc. ADR	82,020	1,510,808
Longfor Group Holdings, Ltd. 144A	764,000	952,144
Times China Holdings, Ltd.*	6,934,000	177,906
Yuexiu Property Co., Ltd.	1,164,000	684,803
		5,347,575

See notes to schedule of investments.

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THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

July 31, 2025 (unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK (continued)
HONG KONG (continued)
Technology Hardware, Storage & Peripherals — 0.9%
Lenovo Group, Ltd.	1,126,000		$1,441,459
TOTAL HONG KONG — (Cost $61,552,317)		45.4%	71,018,627
HONG KONG — “H” SHARES
Automobiles — 1.4%
BYD Co., Ltd.	153,000		2,217,131
Banks — 3.4%
China Construction Bank Corp.	5,243,000		5,368,229
Capital Markets — 5.7%
China International Capital Corp., Ltd. 144A	1,301,600		3,308,696
China Merchants Securities Co., Ltd. 144A	1,888,200		3,904,758
CITIC Securities Co., Ltd.	494,625		1,739,369
			8,952,823
Energy Equipment & Services — 0.4%
China Oilfield Services, Ltd.	754,000		667,998
Household Durables — 0.8%
Hisense Home Appliances Group Co., Ltd.	452,000		1,297,758
Insurance — 8.4%
China Life Insurance Co., Ltd.	1,487,000		4,301,506
New China Life Insurance Co., Ltd.	744,100		4,765,454
Ping An Insurance Group Co., of China Ltd.	588,000		4,027,141
			13,094,101
Metals & Mining — 1.3%
CMOC Group, Ltd.	1,746,000		1,993,561
Oil, Gas & Consumable Fuels — 1.4%
PetroChina Co., Ltd.	2,190,000		2,143,119
TOTAL HONG KONG — “H” SHARES — (Cost $25,865,651)		22.8%	35,734,720
TOTAL HONG KONG (INCLUDING “H” SHARES) — (Cost $87,417,968)		68.2%	106,753,347
TOTAL COMMON STOCK — (Cost $129,962,976)		98.4%	153,994,825

	Principal Amount
SHORT TERM INVESTMENTS
Time Deposits — 1.3%
BNP Paribas - Paris, 0.01%, 8/1/2025	HKD	1,096,823		139,723
Citibank, London, 3.20%, 8/1/2025	GBP	3		4
Citibank, New York, 3.68%, 8/1/2025	USD	1,827,906		1,827,906
TOTAL SHORT TERM INVESTMENTS — (Cost $1,967,633)			1.3%	1,967,633
TOTAL INVESTMENTS — (Cost $131,930,609)			99.7%	155,962,458
OTHER ASSETS AND LIABILITIES			0.3%	468,217
NET ASSETS			100.0%	$156,430,675

Footnotes to Schedule of Investments

*	Denotes non-income producing security.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, these restricted securities amounted to $20,471,166, which represented 13.09% of net assets.

ADR — American Depositary Receipt

GBP — British pound

HKD — Hong Kong dollar

USD — U.S. dollar

See notes to schedule of investments.

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THE CHINA FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS

July 31, 2025 (unaudited)

NOTE A — SECURITY VALUATION

Security Valuation: Portfolio securities listed on recognized U.S. or foreign security exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, from brokers. Short-term investments having maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value in good faith by or at the direction of the Board of Directors (the “Board”) in accordance with the Fund’s Valuation Procedures. For securities listed on non-North American exchanges, the Fund fair values those securities daily using fair value factors provided by a third-party pricing service if certain thresholds determined by the Board are met. Direct Investments and derivatives investments, if any, are valued at fair value as determined by or at the direction of the Board based on financial and other information supplied by the Direct Investment Manager or a third-party pricing service.

Factors used in determining fair value may include, but are not limited to, the type of security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, the availability of quotations from broker-dealers, the availability of values of third parties other than the Investment Manager, information obtained from the issuer, analysts, and/or the appropriate stock exchange (if available), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which they trade.

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3 — Inputs that are unobservable.

The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s investments carried at value:

ASSETS VALUATION INPUT

Description*	Level 1	Level 2	Level 3	Total
Common Stock	$12,887,330	$141,107,495	$–	$153,994,825
Short Term Investments	1,967,633	–	–	1,967,633
TOTAL INVESTMENTS	$14,854,963	$141,107,495	$–	$155,962,458

*	Please refer to the Schedule of Investments for additional security details.
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